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              Supplement to the John Hancock International/Global Funds Prospectus
                                     dated September 1, 1999

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On pages 6 and 12, the "Portfolio Managers"            On page 14, the "Portfolio Managers" section
sections for the John Hancock Global Fund              for the John Hancock Pacific Basin Equities
and the John Hancock International Fund have           Fund has been changed as follows:
been changed as follows:

PORTFOLIO MANAGERS                                     SUBADVISERS

Miren Etcheverry                                       Indocam Asia Advisers Limited
----------------                                       -----------------------------
Senior vice president of adviser                       Hong Kong-based team responsible
Joined team in 1996                                    for day-to day investments
Joined adviser in 1996                                 Supervised by the adviser
Began career in 1977
                                                       John Hancock Advisers
John L.F. Wills                                         International Limited
---------------                                        ----------------------
Senior vice president of adviser                       London-based affiliate of adviser
Managing director of subadviser                        Founded in 1986
Joined team in 1994
Joined subadviser in 1987                              PORTFOLIO MANAGERS
Began career in 1969
                                                       Ayaz Ebrahim
SUBADVISER                                             ------------
                                                       Director and CIO of Indocam
John Hancock Advisers                                  Joined team in 1997
 International Limited                                 Began career in 1988
----------------------
London-based affiliate of adviser                      Miren Etcheverry
Founded in 1986                                        ----------------
                                                       Senior vice president of adviser
                                                       Joined team in 1996
                                                       Joined adviser in 1996
                                                       Began career in 1977

                                                       John L.F. Wills
                                                       ---------------
                                                       Senior vice president of adviser
                                                       Managing director of JHAI
                                                       Joined team in 1988
                                                       Joined subadviser in 1987
                                                       Began career in 1969



October 7, 1999

GLIPS  10/99
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